Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Flexible Strategies Fund), Class A)	0 Months Ended
Mar. 07, 2013
(Oppenheimer Flexible Strategies Fund) | Class A
Bar Chart Table:
Annual Return 2002	21.91%
Annual Return 2003	9.50%
Annual Return 2004	1.84%
Annual Return 2005	11.24%
Annual Return 2006	12.25%
Annual Return 2007	(20.28%)
Annual Return 2008	16.22%
Annual Return 2009	7.87%
Annual Return 2010	(6.34%)
Annual Return 2011	3.90%